Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
	2018	2017

Raw materials	$27,638	$184,490
Work in progress	902	127,530
Finished goods	1,320,562	1,905,782
Total inventories	$1,349,102	$2,217,802